Retirement Plans	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
13.	RETIREMENT PLANS

The Company sponsors defined benefit and defined contribution plans for its employees and provides certain health care benefits to eligible retirees and their dependents. The components of net pension and other postretirement benefit costs for Company sponsored plans for the periods presented are provided below (in thousands):

	39-weeks Ended
	Pension Benefits		Other Postretirement Plans
	October 1,	September 26,	October 1,	September 26,
	2016	2015	2016	2015
Service cost	$2,887	$31,617	$28	$28
Interest cost	30,344	30,016	221	198
Expected return on plan assets	(36,220)	(40,805)	—	—
Amortization of prior service cost (credit)	118	146	5	(47)
Amortization of net loss (gain)	6,191	9,053	(53)	11
Settlements	2,250	1,950	—	—

Net periodic benefit costs	$5,570	$31,977	$201	$190

In the second quarter of 2016, the Company recorded a $22 million increase to its pension obligation, with a corresponding increase to Accumulated other comprehensive loss, to correct a computational error related to the September 30, 2015 USF pension plan freeze. The Company determined the error did not materially impact the financial statements for any of the periods reported. The fiscal year 2016 decrease in net periodic pension benefit costs is primarily attributable to the September 30, 2015 USF pension plan freeze.

The Company contributed $36 million and $48 million to its defined benefit plans during the 39-week periods ended October 1, 2016 and September 26, 2015, respectively. The Company has funded all required contributions to the Company-sponsored pension plans for fiscal year 2016.

The Company’s employees are eligible to participate in a Company sponsored defined contribution 401(k) Plan which provides for Company matching on the participant’s contributions of up to 100% of the first 3% of participant’s compensation and 50% of the next 2% of a participant’s compensation, for a maximum Company matching contribution of 4%. During 2015, the Company match on the participant’s contributions was 50% of the first 6% of a participant’s compensation. The Company’s contributions to this plan were $32 million and $21 million for the 39-weeks ended October 1, 2016 and September 26, 2015, respectively.

The Company also contributes to numerous multiemployer pension plans under the terms of certain of its collective bargaining agreements that cover its union-represented employees. The Company does not administer these multiemployer pension plans. The Company’s contributions to these plans were $24 million and $25 million for the 39-week periods ended October 1, 2016 and September 26, 2015, respectively.

17.	RETIREMENT PLANS

The Company has defined benefit and defined contribution retirement plans for its employees. Also, the Company contributes to various multiemployer plans under collective bargaining agreements and provides certain health care benefits to eligible retirees and their dependents.

Company Sponsored Defined Benefit Plans—The Company maintains several qualified retirement plans and a nonqualified retirement plan (“Retirement Plans”) that pay benefits to certain employees at retirement, using formulas based on a participant’s years of service and compensation. In addition, the Company maintains postretirement health and welfare plans for certain employees, of which components are included in the tables below under Other postretirement plans. Amounts related to defined benefit plans recognized in the consolidated financial statements are determined on an actuarial basis.

The components of net pension and other postretirement benefit costs (credits) for the last three fiscal years were as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Components of net periodic pension cost:
Service cost	$32,582	$27,729	$32,773
Interest cost	39,628	37,468	33,707
Expected return on plan assets	(54,881)	(47,396)	(42,036)
Amortization of prior service cost	195	198	198
Amortization of net loss	10,394	2,294	13,288
Settlements	3,358	2,370	1,778
Special termination benefit	422	—	—

Net periodic pension costs	$31,698	$22,663	$39,708

	Other Postretirement Plans
	2015	2014	2013
Components of net periodic postretirement benefit costs:
Service cost	$37	$79	$153
Interest cost	264	318	431
Amortization of prior service credit	(62)	(334)	—
Amortization of net loss (gain)	14	(75)	112
Curtailment gain	—	(2,096)	—

Net periodic other postretirement benefit costs (credits)	$253	$(2,108)	$696

Net periodic pension costs for fiscal years 2015, 2014, and 2013 includes $3 million, $2 million, and $2 million, respectively, of settlement charges resulting from lump-sum payments to former employees participating in several Company sponsored pension plans. The net periodic other postretirement benefit credits for fiscal year 2014 includes a $2 million curtailment gain resulting from a labor negotiation that eliminated postretirement medical coverage for substantially all active participants in one plan.

Changes in plan assets and benefit obligations recorded in Other comprehensive income (loss) for pension and Other postretirement benefits for the last three fiscal years were as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Changes recognized in other comprehensive income (loss):
Actuarial (loss) gain	$(3,171)	$(160,345)	$112,816
Curtailment	73,191	—	—
Amortization of prior service cost	195	198	198
Amortization of net loss	10,394	2,294	13,288
Settlements	3,358	2,370	1,778

Net amount recognized	$83,967	$(155,483)	$128,080

	Other Postretirement Plans
	2015	2014	2013
Changes recognized in other comprehensive income (loss):
Actuarial gain (loss)	$1,035	$(986)	2,198
Prior service (cost) credit	(1,291)	3,612	—
Amortization of prior service credit	(62)	(334)	—
Amortization of net loss (gain)	14	(75)	112
Curtailment	—	(2,096)	—

Net amount recognized	$(304)	$121	$2,310

The funded status of the defined benefit plans for the last three fiscal years was as follows (in thousands):

	Pension Benefits
	2015	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$970,469	$733,752	$795,989
Service cost	32,582	27,729	32,773
Interest cost	39,628	37,468	33,707
Actuarial (gain) loss	(73,282)	199,807	(98,962)
Curtailment	(73,191)	—	—
Settlements	(15,287)	(11,517)	(13,186)
Special termination benefit	422	—	—
Benefit disbursements	(18,455)	(16,770)	(16,569)

Benefit obligation at end of period	862,886	970,469	733,752

Change in plan assets:
Fair value of plan assets at beginning of period	749,166	641,749	566,768
Return on plan assets	(21,572)	86,857	55,890
Employer contribution	48,489	48,847	48,846
Settlements	(15,287)	(11,517)	(13,186)
Benefit disbursements	(18,455)	(16,770)	(16,569)

Fair value of plan assets at end of period	742,341	749,166	641,749

Net amount recognized	$(120,545)	$(221,303)	$(92,003)

	Other Postretirement Plans
	2015	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of period	$6,789	$9,375	$11,357
Service cost	37	79	153
Interest cost	264	318	431
Employee contributions	209	215	219
Actuarial (gain) loss	(1,035)	986	(2,198)
Curtailment	—	(3,612)	—
Plan amendment	1,291	—	—
Benefit disbursements	(581)	(572)	(587)

Benefit obligation at end of period	6,974	6,789	9,375

Change in plan assets:
Fair value of plan assets at beginning of period	—	—	—
Employer contribution	372	357	369
Employee contributions	209	215	219
Benefit disbursements	(581)	(572)	(587)

Fair value of plan assets at end of period	—	—	—

Net amount recognized	$(6,974)	$(6,789)	$(9,375)

Effective September 30, 2015, non-union participants’ benefits of a Company sponsored defined benefit pension plan were frozen, resulting in a reduction in the benefit obligation included in Other long term liabilities of approximately $91 million, including a $73 million curtailment, with a corresponding decrease to Accumulated other comprehensive loss. At the remeasurement date, the plan’s net loss included in Accumulated other comprehensive loss exceeded the reduction in the plan’s benefit obligation and, accordingly, no net curtailment gain or loss was recognized. As a result of the plan freeze, actuarial gains and losses will be amortized over the average remaining life expectancy of inactive participants rather than the average remaining service lives of active participants.

For the defined benefit pension plans, the fiscal year 2015 actuarial gain of $73 million was primarily due to an increase in the discount rates.

	Pension Benefits
	2015	2014	2013
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation—current	$(546)	$(453)	$(401)
Accrued benefit obligation—noncurrent	(119,999)	(220,850)	(91,602)

Net amount recognized in the consolidated balance sheets	$(120,545)	$(221,303)	$(92,003)

Amounts recognized in Accumulated other comprehensive loss consist of the following:
Prior service cost	$(438)	$(634)	$(832)
Net loss	(147,675)	(231,446)	(75,765)

Net loss recognized in Accumulated other comprehensive loss	$(148,113)	$(232,080)	$(76,597)

Additional information:
Accumulated benefit obligation	$854,858	$888,937	$679,225
Unfunded prepaid ( accrued) pension cost	27,568	10,777	(15,406)

	Other Postretirement Plans
	2015	2014	2013
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation—current	$(525)	$(533)	$(583)
Accrued benefit obligation—noncurrent	(6,449)	(6,256)	(8,792)

Net amount recognized in the consolidated balance sheets	$(6,974)	$(6,789)	$(9,375)

Amounts recognized in Accumulated other comprehensive loss consist of the following:
Net gain	$1,064	$1,368	$1,247

Net gain recognized in Accumulated other comprehensive income	$1,064	$1,368	$1,247

Additional information—unfunded accrued benefit cost	$(8,038)	$(8,157)	$(10,622)

	Pension Benefits	Other Postretirement Benefits
Amounts expected to be amortized from Accumulated other comprehensive loss in the next fiscal year:
Net loss (gain)	$7,210	$(71)
Prior service cost	157	6

Net expected to be amortized	$7,367	$(65)

Weighted average assumptions used to determine benefit obligations at period-end and net pension costs for the last three fiscal years were as follows:

	Pension Benefits
	2015	2014	2013
Benefit obligation:
Discount rate	4.64%	4.25%	5.19%
Annual compensation increase	3.60%	3.60%	3.60%
Net cost:
Discount rate	4.25%	5.19%	4.29%
Expected return on plan assets	7.00%	7.25%	7.25%
Annual compensation increase	3.60%	3.60%	3.60%

	Other Postretirement Plans
	2015	2014	2013
Benefit obligation—discount rate	4.40%	4.05%	4.80%
Net cost—discount rate	4.05%	4.80%	3.90%

The measurement dates for the pension and other postretirement benefit plans were December 31, 2015, December 27, 2014 and December 28, 2013.

A health care cost trend rate is used in the calculations of postretirement medical benefit plan obligations. The assumed healthcare trend rates for the last three fiscal years were as follows:

	2015	2014	2013
Immediate rate	7.40%	7.10%	7.30%
Ultimate trend rate	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2038	2028	2028

A 1% change in the rate would result in a change to the postretirement medical plan obligation of less than $1 million. Retirees covered under these plans are responsible for the cost of coverage in excess of the subsidy, including all future cost increases.

In determining the discount rate, the Company determines the implied rate of return on a hypothetical portfolio of high-quality fixed-income investments, for which the timing and amount of cash outflows approximates the estimated pension plan payouts. The discount rate assumption is reviewed annually and revised as appropriate.

The expected long-term rate of return on plan assets is derived from a mathematical asset model. This model incorporates assumptions on the various asset class returns, reflecting a combination of historical performance analysis and the forward-looking views of the financial markets regarding the yield on long-term bonds and the historical returns of the major stock markets. The rate of return assumption is reviewed annually and revised as deemed appropriate.

The investment objective for our Company sponsored plans is to provide a common investment platform. Investment managers—overseen by our Retirement Administration Committee—are expected to adopt and maintain an asset allocation strategy for the plans’ assets designed to address the Retirement Plans’ liability structure. The Company has developed an asset allocation policy and rebalancing policy. We review the major asset classes, through consultation with investment consultants, at least quarterly to determine if the plan assets are performing as expected. The Company’s 2015 strategy targeted a mix of 50% equity securities and 50% long-term debt securities and cash equivalents. The actual mix of investments at January 2, 2016, was 51% equity securities and 49% long-term debt securities and cash equivalents. The Company plans to manage the actual mix of investments to achieve its target mix.

The Company has retrospectively adopted ASU No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share. The three-tier fair value hierarchy now excludes certain investments which are valued using net asset value as a practical expedient. See Note 10, Fair Value Measurements for a detailed description of the three-tier fair value hierarchy.

The following table (in thousands) sets forth the fair value of our defined benefit plans’ assets by asset fair value hierarchy level.

	Asset Fair Value as of January 2, 2016
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,576	$—	$—	$4,576
Mutual funds:
Domestic equities	33,033	—	—	33,033
International equities	26,760	—	—	26,760
Long-term debt securities:
Corporate debt securities:
Domestic	—	181,973	—	181,973
International	—	18,000	—	18,000
U.S. government securities	—	143,904	—	143,904
Government agencies securities	—	7,789	—	7,789
Other	—	3,216	—	3,216

	$64,369	$354,882	$—	419,251

Common collective trust funds:
Cash equivalents				5,272
Domestic equities				264,534
International equities				53,284

Total investments measured at NAV as a practical expedient				323,090

Total defined benefit plans’ assets				$742,341

	Asset Fair Value as of December 27, 2014
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$5,800	$—	$—	$5,800
Mutual funds:
Domestic equities	32,348	—	—	32,348
International equities	23,199	—	—	23,199
Long-term debt securities:
Corporate debt securities:
Domestic	—	199,500	—	199,500
International	—	25,633	—	25,633
U.S. government securities	—	136,048	—	136,048
Government agencies securities	—	10,270	—	10,270
Other	—	4,070	—	4,070

	$61,347	$375,521	$—	436,868

Common collective trust funds:
Cash equivalents				3,897
Domestic equities				259,627
International equities				48,774

Total investments measured at NAV as a practical expedient				312,298

Total defined benefit plans’ assets				$749,166

A description of the valuation methodologies used for assets measured at fair value is as follows:

•	Cash and cash equivalents are valued at original cost plus accrued interest.

•	Common collective trust funds are valued at the net asset value of the shares held at the end of the reporting period. This class represents investments in actively managed, common collective trust funds that invest primarily in equity securities, which may include common stocks, options and futures. Investments are valued at the net asset value per share, multiplied by the number of shares held as of the measurement date.

•	Mutual funds are valued at the closing price reported on the active market on which individual funds are traded.

•	Long-term debt securities are valued at the estimated price a dealer will pay for the individual securities.

Estimated future benefit payments, under Company sponsored plans as of January 2, 2016, were as follows (in thousands):

	Pension Benefits	Postretirement Plans
2016	$35,998	$525
2017	37,885	540
2018	37,339	555
2019	41,060	553
2020	42,313	544
Subsequent five years	221,289	2,599

Estimated required and discretionary contributions expected to be contributed by the Company to the Retirement Plans in fiscal year 2016 total $36 million.

Other Company Sponsored Benefit Plans—Employees are eligible to participate in a defined contribution 401(k) Plan which provides that under certain circumstances the Company may make matching contributions. In fiscal years 2013 and 2014 and through the fiscal third quarter of 2015, Company matching contributions were 50% of the first 6% of a participant’s compensation. Effective the first day of the Company’s fiscal fourth quarter of 2015, the 401(k) Plan was amended to provide for Company matching contributions of 100% of the first 3% of a participant’s compensation and 50% of the next 2% of a participant’s compensation, for a maximum Company matching contribution of 4%. The Company’s contributions to this plan were $32 million, $26 million and $25 million in fiscal years 2015, 2014 and 2013, respectively. The Company, at its discretion, may make additional contributions to the 401(k) Plan. The Company made no discretionary contributions under the 401(k) plan in fiscal years 2015, 2014 and 2013.

Multiemployer Pension Plans—The Company contributes to numerous multiemployer pension plans under the terms of collective bargaining agreements that cover certain of its union-represented employees. The Company does not administer these multiemployer pension plans.

The risks of participating in multiemployer pension plans differ from traditional single-employer defined benefit plans as follows:

•	Assets contributed to a multiemployer pension plan by one employer may be used to provide benefits to the employees of other participating employers.

•	If a participating employer stops contributing to a multiemployer pension plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	If the Company elects to stop participation in a multiemployer pension plan, it may be required to pay a withdrawal liability based upon the underfunded status of the plan.

The Company’s participation in multiemployer pension plans for the year ended January 2, 2016, is outlined in the tables below. The Company considers significant plans to be those plans to which the Company contributed more than 5% of total contributions to the plan in a given plan year, or for which the Company believes its estimated withdrawal liability—should it decide to voluntarily withdraw from the plan—may be material to the Company. For each plan that is considered individually significant to the Company, the following information is provided:

•	The EIN/Plan Number column provides the Employee Identification Number (“EIN”) and the three-digit plan number (“PN”) assigned to a plan by the Internal Revenue Service.

•	The most recent Pension Protection Act (“PPA”) zone status available for 2015 and 2014 is for the plan years beginning in 2015 and 2014, respectively. The zone status is based on information provided to participating employers by each plan and is certified by the plan’s actuary. A plan in the red zone has been determined to be in critical status, based on criteria established under the Internal Revenue Code (the “Code”), and is generally less than 65% funded. A plan in the yellow zone has been determined to be in endangered status, based on criteria established under the Code, and is generally less than 80% but more than 65% funded. A plan in the green zone has been determined to be neither in critical status nor in endangered status, and is generally at least 80% funded.

•	The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. In addition to regular plan contributions, participating employers may be subject to a surcharge if the plan is in the red zone.

•	The Surcharge Imposed column indicates whether a surcharge has been imposed on participating employers contributing to the plan.

•	The Expiration Dates column indicates the expiration dates of the collective-bargaining agreements to which the plans are subject.

Pension Fund	EIN/ Plan Number	PPA Zone Status		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates
		2015	2014
Central States, Southeast and Southwest Areas Pension Fund	36-6044243/001	Red	Red	Implemented	No	2/28/16 (1) to 3/31/20
Western Conference of Teamsters Pension Trust Fund	91-6145047/001	Green	Green	N/A	No	10/01/15(1) to 09/30/20
Minneapolis Food Distributing Industry Pension Plan	41-6047047/001	Green	Green	Implemented	No	4/1/17
Teamster Pension Trust Fund of Philadelphia and Vicinity	23-1511735/001	Yellow	Yellow	Implemented	No	2/10/18
Truck Drivers & Helpers Local 355 Pension Fund	52-6043608-001	Yellow	Yellow	Implemented	No	3/15/15(2)
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	36-6491473/001	Green	Green	N/A	No	6/30/18
United Teamsters Trust Fund A	13-5660513/001	Yellow	Yellow	Implemented	No	5/30/19
Warehouse Employees Local 169 and Employers Joint Pension Fund	23-6230368/001	Red	Red	Implemented	No	2/10/18
Warehouse Employees Local No. 570 Pension Fund	52-6048848/001	Green	Green	N/A	No	3/15/15(2)
Local 705 I.B. of T. Pension Trust Fund	36-6492502/001	Red	Red	Implemented	No	12/29/18

(1)	The collective bargaining agreement for this pension fund is operating under terms of the old agreement or an extension.
(2)	The Company is currently engaged in discussions with unions representing certain employees regarding its tentative decision to close a distribution facility. The collective bargaining agreement for these pension funds are operating under terms of the old agreements.

The following table provides information about the Company’s contributions to its multiemployer pension plans. For plans that are not individually significant to the Company, the total amount of USF contributions is aggregated.

	USF Contribution(1)(2) (in thousands)			USF Contributions Exceed 5% of Total Plan Contributions(3)
Pension Fund	2015	2014	2013	2014	2013
Central States, Southeast and Southwest Areas Pension Fund	$4,115	$3,930	$3,908	No	No
Western Conference of Teamsters Pension Trust Fund	10,227	9,761	9,249	No	No
Minneapolis Food Distributing Industry Pension Plan	5,200	5,026	4,565	Yes	Yes
Teamster Pension Trust Fund of Philadelphia and Vicinity	3,461	3,163	2,939	No	No
Truck Drivers and Helpers Local 355 Pension Fund	1,321	1,373	1,428	Yes	Yes
Local 703 I.B. of T. Grocery and Food Employees’ Pension Plan	1,366	1,282	1,036	Yes	Yes
United Teamsters Trust Fund A	1,554	1,537	1,816	Yes	Yes
Warehouse Employees Local 169 and Employers Joint Pension Fund	897	907	981	Yes	Yes
Warehouse Employees Local No. 570 Pension Fund	908	863	929	Yes	Yes
Local 705 I.B. of T. Pension Trust Fund	2,729	2,479	2,189	No	No
Other Funds	1,852	1,723	1,818	—	—

	$33,630	$32,044	$30,858

(1)	Contributions made to these plans during the Company’s fiscal year, which may not coincide with the plans’ fiscal years.
(2)	Contributions do not include payments related to multiemployer pension withdrawals as described in Note 13, Restructuring Liabilities.
(3)	Indicates whether the Company was listed in the respective multiemployer plan Form 5500 for the applicable plan year as having made more than 5% of total contributions to the plan.

The Company reached a settlement with Central States consisting of a $97 million cash payment made on December 30, 2015. This Central States settlement relieves the Company of its participation in the “legacy” Central States plan and its associated legacy off balance sheet withdrawal liability. It also settled the residual withdrawal liability related to the Eagan, Minnesota and Fairfield, Ohio closed facilities, and resolved the outstanding litigation related to the Eagan Labor Dispute, as further discussed in Note 21, Commitments and Contingencies. This settlement commenced the Company’s participation in the “Hybrid” Central States Plan, which adopted an alternative method for determining an employer’s unfunded obligation that would limit USF’s funding obligations to the pension fund in the future. Accordingly, the Company agreed to future annual minimum contribution payments through 2023 of no less than 90% of the 2015 contributions for the ongoing operations under the related facilities’ union contracts.

If the Company elected to voluntarily withdraw from further multiemployer pension plans, it would be responsible for its proportionate share of the plan’s unfunded vested liability. Based on the latest information available from plan administrators, the Company estimates its aggregate withdrawal liability from the multiemployer pension plans in which it participates to be approximately $105 million as of January 2, 2016. This estimate excludes $86 million of multiemployer pension plan withdrawal liabilities recorded in the Company’s Consolidated Balance Sheet as of January 2, 2016 (unaffected by the Central States settlement), including $50 million for the tentative closure of the Baltimore facility and $36 million for facilities closed prior to 2015—See Note 13, Restructuring Liabilities. Actual withdrawal liabilities incurred by the Company—if it were to withdraw from one or more plans—could be materially different from the estimates noted here, based on better or more timely information from plan administrators or other changes affecting the respective plan’s funded status.